Summary of Significant Accounting Policies (Policies)	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Accounting Policies [Abstract]
Basis of Presentation

Basis of Presentation

The accompanying unaudited condensed consolidated financial statements have been prepared in accordance with U.S. generally accepted accounting principles (“GAAP”) for interim financial information and with the instructions to Form 10-Q and Article 8 of Regulation S-X.
Accordingly, they do not include all of the information and footnotes required by U.S. GAAP for complete financial statements. In the opinion of management, all adjustments (all of which are of a normal recurring nature) considered necessary for a fair presentation have been included. Operating results for the six months ended June 30, 2012 are not indicative of the results that may be expected for the year ending December 31, 2012 or for any other future period. These condensed consolidated financial statements and the notes thereto should be read in conjunction with the audited financial statements and notes thereto included in our Annual Report on Form 10-K for the year ended December 31, 2011 filed with the Securities and Exchange Commission (the “SEC”) on April 16, 2012 (our “10-K”) and 10 K/A filed with the Securities and Exchange commission (the “SEC) on July 31, 2012.

Basis of Presentation

The accompanying consolidated financial statements of the Company are prepared in accordance with accounting principles generally accepted in the United States of America (“US GAAP”).

Basis of Consolidation

Basis of Consolidation

The consolidated financial statements include the accounts of the Company and its wholly-owned subsidiaries, Health Revenue Assurance Associates and Dream Reachers, LLC. All significant inter-company transactions and balances are eliminated in consolidation.

Basis of Consolidation

The consolidated financial statements include the accounts of Anvex International, Inc and its wholly-owned subsidiary, Health Revenue Assurance Associates and the accounts of its Variable Interest Entity (“VIE”), Dream Reachers, LLC. All significant inter-company transactions and balances are eliminated in consolidation.

Consolidation of Variable Interest Entities
Consolidation of Variable Interest Entities

Effective January 1, 2010, the Company adopted new provisions of the consolidation guidance included in Accounting Standards Codification 810, Consolidations, that amended the consolidation guidance applicable to VIEs and the definition of a VIE, and requires enhanced disclosures to provide more information about an enterprise's involvement in a VIE. Under the consolidation guidance, the Company must make an evaluation of these entities to determine if they meet the definition of a VIE. Generally, a VIE is an entity with one or more of the following characteristics: (a) the total equity investment at risk is not sufficient to permit the entity to finance its activities without additional subordinated financial support; (b) as a group, the holders of the equity investment at risk lack (i) the ability to make decisions about an entity's activities through voting or similar rights, (ii) the obligation to absorb the expected losses of the entity, or (iii) the right to receive the expected residual returns of the entity; or (c) the equity investors have voting rights that are not proportional to their economic interests and substantially all of the entity's activities either involve, or are conducted on behalf of, an investor that has disproportionately few voting rights. The carrying amount and classification of the assets and liabilities of the Company’s VIE, Dream Reachers, LLC included in the Consolidated Balance Sheets are as follows:

	December 31,
	2011	2010
Total assets	$230,000	$257,000
Total liabilities	$185,000	$190,000

Use of Estimates

Use of Estimates

Management uses estimates and assumptions in preparing financial statements.  Those estimates and assumptions affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities, and the reported revenues and expenses.  Actual results could differ from those estimates. Significant accounting estimates reflected in the Company’s consolidated financial statements include revenue recognition, valuation of accounts receivable, and useful lives of property and equipment.

Use of Estimates

Management uses estimates and assumptions in preparing financial statements.  Those estimates and assumptions affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities, and the reported revenues and expenses.  Actual results could differ from those estimates. Significant accounting estimates reflected in the Company’s consolidated financial statements include revenue recognition, valuation of accounts receivable, and useful lives of property and equipment.

Cash

Cash

For purposes of the statement of cash flows, the Company considers all highly liquid investments with a maturity of three months or less when purchased to be cash equivalents. The Company’s cash balances are maintained at various banks that are insured by the Federal Deposit Insurance Corporation subject to certain limitations.

Cash

For purposes of the statement of cash flows, the Company considers all highly liquid investments with a maturity of three months or less when purchased to be cash equivalents. The Company’s cash balances are maintained at various banks that are insured by the Federal Deposit Insurance Corporation subject to certain limitations.

Revenue Recognition
Revenue Recognition

The Company recognizes revenue based on the proportional performance method of recognizing revenue.

A substantial portion of the Company’s revenue is generated from medical coding audit services. Auditing revenue is invoiced in accordance with the contract, generally at three benchmark time periods which coincide with when specific, obligatory field work services have been rendered and completed, the value of this portion of the contract price has been predetermined and agreed upon, and the client has received benefit or value in the form of the independent identification of system weaknesses and risk analysis. Further, collectability is reasonably assured due to the existence of a fixed fee contract and the size and financial health of the Company’s clients. Below is a description of the general benchmarks and work phases associated with the Company’s audit services:

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Planning Phase - work commences prior to and as soon as the contract is signed and includes setting the audit scope, scheduling of the job, assignment of audit staff, understanding the client and their systems, determination of sample size and sampling methods to be employed, and other specific items as outlined in the contract. The planning phase includes the determination of deliverables as defined in the contract, generally consisting of a listing of errors, training and a final report. The Company generally invoices and recognizes 50% of the contract value at the completion of the Planning Phase. Although all of the contracts contain a clause making the first 50% of the engagement fee due and non-refundable at this point, the Company does not deem this initial fee to be recognized as deferred revenue under SAB 104 due to the extensive amount of work to be done prior to accepting the contract.

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Field Work Phase – is performed at the client location and generally lasts one week and encompasses actual testing of sample claims preselected in the Planning Phase. The auditor generally preloads the selected claims into the Company’s proprietary software and audits the claim records by reviewing actual medical records. The software assists the auditor in determining proper classifications and allows the auditor to compare the proper classification against what was filed in the submission made by the client to Medicare. Notes and comments are recorded and audit reports are generated. The Company generally invoices and recognizes 40% of the contract value at the completion of the Field Work Phase.

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Reporting Phase – includes a summary of audit findings, exit conference with clients, and any other specific deliverables as determined by the contract. The Company generally invoices and recognizes the remaining 10% of the contract value at the completion of the Report Phase.

An insignificant amount of the Company’s revenue is derived from consulting, training and coding services provided. Revenue from these revenue streams is recognized after services are performed based on the quoted and agreed upon fee contained in its contracts.

Revenue Recognition

A substantial portion of the Company’s revenue is generated from medical coding audit services. Auditing revenue is invoiced in accordance with the contract, generally at three benchmark time periods which coincide with when the work is performed.  Below is a description of the general benchmarks and work phases associated with the Company’s audit services:

•
Planning Phase - work commences prior to and as soon as the contract is signed and includes setting the audit scope, scheduling of the job, assignment of audit staff, understanding the client and their systems, determination of  sample size and sampling methods to be employed, and other specific items as outlined in the contract. The planning phase includes the determination of deliverables as defined in the contract, generally consisting of a listing of errors, training and a final report.  The Company generally invoices and recognizes 50% of the contract value at the completion of the Planning Phase.  Although all of the contracts contain a clause making the first 50% of the engagement fee due and non-refundable at this point, the Company does not deem this initial fee to be recognized as deferred revenue under SAB 104 due to the extensive amount of work to be done prior to accepting the contract.

•
Field Work Phase – is performed at the client location and generally lasts one week and encompasses actual testing of sample claims preselected in the Planning Phase.   The auditor generally preloads the selected claims into the Company’s proprietary software and audits the claim records by reviewing actual medical records.  The software assists the auditor in determining proper classifications and allows the auditor to compare the proper classification against what was filed in the submission made by the client to Medicare.  Notes and comments are recorded and audit reports are generated.  The Company generally invoices and recognizes 40% of the contract value at the completion of the Field Work Phase.

•
Reporting Phase – includes a summary of audit findings, exit conference with clients, and any other specific deliverables as determined by the contract. The Company generally invoices and recognizes the remaining 10% of the contract value at the completion of the Report Phase.

An insignificant amount of the Company’s revenue is derived from consulting, training and coding services provided.   Revenue from these revenue streams is recognized after services are performed based on the quoted and agreed upon fee contained in its contracts.

Dream Reachers, LLC, owns the Company’s offices and is the borrower on a mortgage loan related to such offices.  Dream Reachers, LLC does not engage in real estate rental business.  Its offices are  occupied by HRAA at no cost and HRAA pays the related mortgage’s principal and interest, taxes and maintenance.   Dream Reachers has been treated as a Subsidiary for accounting purposes in the Company’s consolidated financial statements.

Accounts Receivable

Accounts Receivable

Accounts receivable are stated at the amounts management expects to collect.  An allowance for doubtful accounts is recorded based on a combination of historical experience, aging analysis and information on specific accounts.  Account balances are written off against the allowance after all means of collection have been exhausted and the potential for recovery is considered remote.  Management has determined that no allowance is required at June 30, 2012 and December 31, 2011.

Accounts Receivable

Accounts receivable are stated at the amounts management expects to collect.  An allowance for doubtful accounts is recorded based on a combination of historical experience, aging analysis and information on specific accounts.  Account balances are written off against the allowance after all means of collection have been exhausted and the potential for recovery is considered remote.  Management has determined that no allowance is required at December 31, 2011 and 2010.

Property and Equipment

Property and Equipment

Property and equipment is recorded at cost. Depreciation is computed using the straight-line method over estimated useful asset lives, which range from 5 to 39 years.  Repairs and maintenance are expensed, while additions and betterments are capitalized.  The cost and related accumulated depreciation of assets sold or retired are eliminated from the accounts and any gains or losses are reflected in earnings.

Property and Equipment

Property and equipment is recorded at cost. Depreciation is computed using the straight-line method over estimated useful asset lives, which range from 5 to 39 years.  Repairs and maintenance are expensed, while additions and betterments are capitalized.  The cost and related accumulated depreciation of assets sold or retired are eliminated from the accounts and any gains or losses are reflected in earnings.

Fair Value Measurements
Fair Value Measurements

The Company measures its financial assets and liabilities in accordance with United States generally accepted accounting principles. The fair value of a financial instrument is the amount at which the instrument could be exchanged in a current transaction between willing parties. For certain of the Company's financial instruments, including cash equivalents, accounts receivable, accounts payable, accrued liabilities and advances payable, the carrying amount approximates fair value because of the short maturities. The Company believes that its  line of credit and advances on convertible notes approximate fair value based on current yields for debt instruments with similar terms. The Company believes that the carrying value of their long term debt approximates its fair value because of the floating rate. All are considered to be level 1 inputs. These tiers include:

Level 1 Inputs– Quoted prices for identical instruments in active markets.

Level 2 Inputs– Quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active; and model-derived valuations whose inputs are observable or whose significant value drivers are observable.

Level 3 Inputs– Instruments with primarily unobservable value drivers.

Research and development	Research and development Research and software development costs are expensed as incurred.	Research and development Research and software development costs are expensed as incurred.
Long-Lived Assets

Long-Lived Assets

The Company reviews the carrying value of its long-lived assets whenever events or changes in circumstances indicate that the carrying values may no longer be appropriate.  Recoverability of carrying values is assessed by estimating future net cash flows from the assets.  Based on management's evaluations, no impairment charge was deemed necessary at June 30, 2012 and 2011. Impairment assessment inherently involves judgment as to assumptions about expected future cash flows and the impact of market conditions on those assumptions.  Future events and changing market conditions may impact management's assumptions as to sales prices, rental rates, costs, holding periods or other factors that may result in changes in the Company’s estimates of future cash flows.  Although management believes the assumptions used in testing for impairment are reasonable, changes in any one of the assumptions could produce a significantly different result.

Long-Lived Assets

The Company reviews the carrying value of its long-lived assets whenever events or changes in circumstances indicate that the carrying values may no longer be appropriate.  Recoverability of carrying values is assessed by estimating future net cash flows from the assets.  Based on management's evaluations, no impairment charge was deemed necessary at December 31, 2011 and 2010. Impairment assessment inherently involves judgment as to assumptions about expected future cash flows and the impact of market conditions on those assumptions.  Future events and changing market conditions may impact management's assumptions as to sales prices, rental rates, costs, holding periods or other factors that may result in changes in the Company’s estimates of future cash flows.  Although management believes the assumptions used in testing for impairment are reasonable, changes in any one of the assumptions could produce a significantly different result.

Advertising
Advertising

The cost of advertising is expensed as incurred. Advertising and marketing expenses amounted to approximately $78,000 and $58,000 for the six months and $41,000 and $39,000 for the three months ended June 30, 2012 and 2011, respectively.

Advertising

The cost of advertising is expensed as incurred. Advertising and marketing expenses amounted to approximately $116,000 and $42,000 for the years ended December 31, 2011 and 2010, respectively.

Income Taxes

Income Taxes

The Company has elected to convert from a Subchapter S corporation for Federal income tax purposes to a C corporation effective October 21, 2011.  Accordingly, the Company's income or losses are passed through to its shareholder for the period January 1 to October 21, 2011.  The Company will absorb the tax effects of any income or losses subsequent to the date of conversion to a C Corporation and in future years. Federal income tax returns for years prior to 2008 are no longer subject to examination by tax authorities.

A deferred tax asset of approximately $556,929 would result from the cumulative C Corporation losses of approximately $1,428,024 as of June 30, 2012.  A valuation allowance has been applied because the Company is unsure when they will be able to use the losses.

We evaluated our material tax positions and determined that we did not have any uncertain tax positions requiring recognition of a liability. Our policy is to recognize interest and penalties accrued on uncertain tax positions as part of income tax expense. For the six months ended June 30, 2012 and 2011, no estimated interest or penalties were recognized for the uncertainty of certain tax positions.

Stock Compensation
Stock Compensation

The Company accounts for stock-based compensation under the provisions of ASC Topic 718, Compensation-Stock Compensation (“ASC 718”), which requires the measurement and recognition of compensation expense for all stock-based awards made to employees and directors based on estimated fair value on the grant date.

Services performed and other transactions settled in the Company’s common stock are recorded at the estimated fair value of the stock issued, if that value is more readily determinable than the fair value of the consideration received.

Earnings Per Share

Earnings Per Share

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) 260-10 requires the presentation of basic earnings per share and diluted earnings per share.

The Company’s basic earnings per ordinary share is based on net income for the relevant period, divided by the weighted average number of ordinary shares outstanding during the period.   Diluted earnings per share reflect the potential dilution that could occur if securities or other contracts to issue common shares were exercised or converted into common shares.  Potential shares from convertible debt have not been included since the impact would be anti-dilutive.

Earnings Per Share

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) 260-10 requires the presentation of basic earnings per share and diluted earnings per share.

The Company’s basic earnings per ordinary share is based on net income for the relevant period, divided by the weighted average number of ordinary shares outstanding during the period.   Diluted earnings per share reflect the potential dilution that could occur if securities or other contracts to issue common shares were exercised or converted into common shares.  There were no potential dilutive shares.

The proforma net earnings (loss) per share is computed using the weighted average number of common shares outstanding  issued as a result of the merger transaction in February 2012.

Segment Reporting

Segment Reporting

Financial Accounting Standards Board (“FASB”) ASC Topic 280, Segment Reporting (“ASC 280”), establishes standards for the way public business enterprises report information about operating segments. ASC 280 also establishes standards for related disclosures about products and services, geographic areas and major customers. The Company has determined that based on these criteria it only operates one segment, consulting services, as all other services do not meet the minimum threshold for separate reporting of a segment.

Segment Reporting

Financial Accounting Standards Board (“FASB”) ASC Topic 280, Segment Reporting (“ASC 280”), establishes standards for the way public business enterprises report information about operating segments. ASC 280 also establishes standards for related disclosures about products and services, geographic areas and major customers. The Company has determined that based on these criteria it only operates one segment, consulting services, as all other services do not meet the minimum threshold for separate reporting of a segment.

Recent Accounting Pronouncements
Recent Accounting Pronouncements

In June 2009, the FASB issued guidance for determining the primary beneficiary of a variable interest entity (“VIE”). In December 2009, the FASB issued ASU 2009-17, “Improvements to Financial Reporting by Enterprises Involved with Variable Interest Entities” (“ASU 2009-17”). ASU 2009-17 provides amendments to ASC 810 to reflect the revised guidance. The amendments in ASU 2009-17 replace the quantitative-based risks and rewards calculation for determining which reporting entity, if any, has a controlling financial interest in a VIE with an approach focused on identifying which reporting entity has the power to direct the activities of a VIE that most significantly impact the entity’s economic performance and (i) the obligation to absorb losses of the entity or (ii) the right to receive benefits from the entity. The amendments in ASU 2009-17 also require additional disclosures about a reporting entity’s involvement with VIEs. ASU 2009-17 is effective for annual reporting periods beginning after November 15, 2009. We do not anticipate that the adoption of this guidance will have a material impact on our financial position and results of operations.

In January 2010, FASB issued ASU 2010-6, “Improving Disclosures about Fair Measurements". ASU 2010-6 provides amendments to subtopic 820-10 that require separate disclosure of significant transfers into and out of Level 1 and Level 2 fair value measurements and the presentation of separate information regarding purchases, sales, issuances and settlements on a gross basis in the reconciliation of Level 3 fair value measurements. Additionally, ASU 2010-6 provides amendments to subtopic 820-10 that clarify existing disclosures about the level of disaggregation and inputs and valuation techniques. ASU 2010-6 is effective for financial statements issued for annual reporting periods after beginning after December 15, 2009, except for Level 3 reconciliation disclosures which are effective for annual periods beginning December 15, 2010. The adoption of ASU 2010-06 will not have a material impact on the Company’s results of operations or financial position.

In February 2010, FASB issued ASU 2010-9 “Subsequent Events (Topic 855) Amendments to Certain Recognition and Disclosure Requirements”. ASU 2010-9 amends disclosure requirements within Subtopic 855-10. An entity that is a Securities Exchange Commission (“SEC”) filer is not required to disclose the date through which subsequent events have been evaluated. This change alleviates potential conflicts between Subtopic 855-10 and the SEC's requirements. ASU 2010-9 is effective for interim and annual periods ending after June 15, 2010. The adoption of ASU 2010-06 will not have a material impact on the Company’s results of operations or financial position.